Loans - Details of Negotiable Obligations (Parenthetical) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Medium Term Notes [member] | Nineteen Ninety Seven [member]
Disclosure of detailed information about loans [line items]
Negotiable amount	$ 1,000
Medium Term Notes [member] | Two Thousand Eight [member]
Disclosure of detailed information about loans [line items]
Negotiable amount	10,000
Frequent Issuer Program [Member]
Disclosure of detailed information about loans [line items]
Negotiable amount	$ 7,215